Related Party Transactions	6 Months Ended
Jun. 30, 2020
Disclosure of transactions between related parties [abstract]
Related Party Transactions

8. RELATED PARTY TRANSACTIONS

The following amounts due to related parties are included in trade payables and accrued liabilities (Note 6):

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2020	December 31, 2019
Directors and officers of the Company	259	38
Related company	22	131
Total	281	169

These amounts are unsecured, non-interest bearing and have no fixed terms of repayment.

The following amount due from related party and advancement represent other receivable included in current assets as well as investment in a related private company.

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2020	December 31, 2019
Due from related party	132	95
Advancement	130	24

On September 30, 2019, the Company entered into a Memorandum of Understanding (“MOU”) with a private company, Premium Nickel Resources (“PNR”) incorporated in Ontario in which certain directors and officers of the Company also hold offices and minority investments.

Concurrent with the MOU, the Company subscribed for 2,400,000 common shares of PNR at $0.01, for a total investment of $24,000. Further, during the six months period ended June 30, 2020, the Company subscribed for additional 3,686,749 common shares at $0.02 and 652,152 common shares at $0.05 for an additional investment of $106,343. As of June 30, 2020, the Company’s total investment amounts to $130,343 and constitutes a 10.87% holding in PNR and includes a provision that will give the Company the right to nominate two directors to the board of directors of PNR. To June 30, 2020, the Company’s investment has been classified as an advance as PNR has not yet issued the common shares certificate nor has it issued the final form of the Warrant to the Company. PNR intends to issue the Company within the next few weeks both the common share certificates and a non-transferable share purchase warrant (the “Warrant”), entitling the Company to purchase common shares of PNR up to 15% of the capital of PNR upon payment of US $10 million prior to the fifth anniversary of the date of issue.

On January 1,2020, the Company entered into a Management and Technical Services Agreement (the “Services Agreement”) with PNR, whereby the Company will provide certain technical, corporate, administrative and clerical, office and other services to PNR during the due diligence stage of the contemplated arrangement. The CEO, CFO and the co-chair of NAN’s Board were appointed to be the CEO, CFO and the Chair of PNR.

At June 30, 2020, the Company recorded $132,324 due from the PNR.

(a) Related party transactions

As of June 30, 2020, Sentient beneficially owns 36,980,982 common shares on a post-consolidation basis constituting approximately 41.70% of the currently issued and outstanding common shares.

On June 30, 2020, CATL beneficially owns 22,944,444 common shares on a post-consolidation basis constituting approximately 25.87% of the currently issued and outstanding shares of the Company. CATL has pre-emptive rights and the right to nominate one director to the board of directors of the Company.

During the six months period ended June 30, 2020, the Company recorded $62,822 (June 30, 2019 - $29,277) in fees charged by a legal firm in which the Company’s chairman is a consultant.

(b) Key management personnel are defined as members of the Board of Directors and senior officers.

Key management compensation was:

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2020	June 30, 2019
Geological consulting fees – expensed	5	56
Management fees – expensed	249	374
Salaries - expensed	81	95
Share-based payments	671	-
Total	1,006	525